Transactions with Related Parties - Schedule of a Related Party Name and Category (Detail)	6 Months Ended
Jun. 30, 2021
JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	JANK Howden Pty Ltd
Related party category	Related party in substance
Others
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	Others
Related party category	Key Management Personnel